Offerings - Offering: 1	Feb. 14, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A common stock, par value $0.00001 per share, reserved for issuance pursuant to the Aurora Innovation, Inc. 2021 Equity Incentive Plan, as amended
Amount Registered | shares	86,916,380
Proposed Maximum Offering Price per Unit	7.29
Maximum Aggregate Offering Price	$ 633,620,410.20
Fee Rate	0.01531%
Amount of Registration Fee	$ 97,007.28
Offering Note	(1) Pursuant to Rule 416(a) of the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement shall also cover any additional shares of the Registrant's Class A common stock that become issuable under the Registrant's 2021 Equity Incentive Plan, as amended (the "2021 Plan") by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without the Registrant's receipt of consideration which results in an increase in the number of the outstanding shares of Class A common stock. (2) The amount of securities registered represents an automatic increase on January 1, 2025 to the number of shares available for issuance under the 2021 Plan in accordance with the automatic annual increase provisions of the 2021 Plan. (3) Proposed maximum offering price per unit is estimated in accordance with Rule 457(c) and (h) of the Securities Act solely for the purpose of calculating the registration fee on the basis of $7.29 per share, which is the average of the high and low prices of the Registrant's Class A Common Stock as reported on the Nasdaq Global Select Market on February 7, 2025.